ACQUISITION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Schedule of business acquisition, pro forma information

The following unaudited pro forma consolidated results of operations have been prepared as if the acquisition of Beijing GenExosome had occurred as of the beginning of the following period:

Three Months Ended March 31, 2017
Net revenues	$66,286
Net loss	$(1,056,378)
Net loss attributable to Avalon GloboCare Corp.	$(1,053,082)
Net loss per share	$(0.02)

The following unaudited pro forma consolidated results of operations have been prepared as if the acquisition of Beijing GenExosome had occurred as of the beginning of the following periods:

	Year Ended December 31, 2017	Year Ended December 31, 2016
Net revenues	$1,077,550	$671,863
Net loss	$(4,171,807)	$(405,983)
Net loss attributable to Avalon GloboCare Corp.	$(3,561,650)	$(420,879)
Net loss per share	$(0.05)	$(0.01)

Schedule of business acquisitions, pro forma information

The following unaudited pro forma consolidated results of operations have been prepared as if the acquisition of Beijing GenExosome had occurred as of the beginning of the following period:

Three Months Ended March 31, 2017
Net revenues	$66,286
Net loss	$(1,056,378)
Net loss attributable to Avalon GloboCare Corp.	$(1,053,082)
Net loss per share	$(0.02)

The following unaudited pro forma consolidated results of operations have been prepared as if the acquisition of Beijing GenExosome had occurred as of the beginning of the following periods:

	Year Ended December 31, 2017	Year Ended December 31, 2016
Net revenues	$1,077,550	$671,863
Net loss	$(4,171,807)	$(405,983)
Net loss attributable to Avalon GloboCare Corp.	$(3,561,650)	$(420,879)
Net loss per share	$(0.05)	$(0.01)